UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22753

CCA Investments Trust

(Exact name of registrant as specified in charter)

190 North Canon Dr., Suite 402

Beverly Hills, CA 90210

(Address of principal executive offices) (Zip code)

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 432-0010

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

CCA Core Return Fund
Schedule of Investments
February 28, 2015 (Unaudited)

Shares		Market Value	% of Net Assets

COMMON STOCKS
Aerospace & Defense
255	Airbus Group N.V. ADR	3,909
105	Curtiss-Wright Corp.	7,621
81	Elbit Systems, Ltd.	5,207
37	General Dynamics Corp.	5,135
60	Honeywell International, Inc.	6,167
41	Huntington Ingalls Industries, Inc.	5,795
43	L3 Communications Holdings, Inc.	5,565
56	Lockheed Martin Corp.	11,203
33	Northrop Grumman Corp.	5,468
42	Raytheon Co.	4,568
52	Rolls-Royce Holdings, Plc ADR *	3,813
309	Safran S.A. ADR	5,404
32	Teledyne Technologies, Inc. *	3,227
38	The Boeing Co.	5,732
25	Transdigm Group, Inc.	5,422
142	United Technologies Corp.	17,311
142	Zodiac Aerospace	5,109
		106,656	0.90%
Air Freight & Logistics
23	FedEx Corp.	4,070
134	Hub Group, Inc. Class-A *	5,410
32	Panalpina Welttransport	4,444
646	TNT Express N.V. ADR	3,921
27	United Parcel Service, Inc. Class-B	2,747
		20,592	0.17%
Airlines
55	American Airlines Group, Inc.	2,633
3,000	Cathay Pacific Airways, Ltd.	6,732
		9,365	0.08%
Auto Components
72	Bridgestone Corp.	2,759
35	Continental AG	8,311
108	Continental AG ADR	5,158
238	Dana Holding Corp.	5,200
104	Denso Corp. ADR	2,445
800	Futaba Industrial Co., Ltd.	3,751
109	Johnson Controls, Inc.	5,538
328	Pirelli & C. SpA	5,023
		38,185	0.32%
Automobiles
282	Bayerische Motoren Werke (BMW) AG ADR	11,850
84	Daimler AG	8,086
59	Daimler AG ADR	5,670
579	Ford Motor Co.	9,461
87	Fuji Heavy Industries, Ltd.	2,953
250	General Motors Co.	9,326
73	Honda Motor Co., Ltd. ADR	2,419
200	Mitsubishi Motors Corp.	1,770
125	Nissan Motor Co., Ltd. ADR	2,629
488	PT Astra International Tbk ADR	5,919
168	Tata Motors, Ltd. ADR	8,269
83	Thor Industries, Inc.	5,118
88	Toyota Motor Corp. ADR	11,913
120	Volkswagen AG ADR	6,025
95	Volkswagen AG ADR PFD	4,798
		96,206	0.81%
Banks
420	Agric Bank of China, Ltd. ADR	5,187
746	Akbank TAS ADR	4,864
188	Australia & New Zealand Banking Group, Ltd. ADR	5,189
896	Banco Bilbao Vizcaya Argentaria, S.A.	8,942
405	Banco Bradesco S.A. ADR	5,338
60	Banco de Chile ADR	4,207
483	Banco do Brasil S.A. ADR	4,063
698	Banco Santander S.A.	5,101
1,106	Banco Santander S.A. ADR	8,052
753	Banco Santander Brasil S.A. ADR	3,750
3,698	Banco Espirito Santo S.A.	0
62	Bank Montreal Quebec	3,842
1,630	Bank of America Corp.	25,770
880	Bank of China, Ltd. ADR	12,646
7,000	Bank of Communications Co. *	6,039
1,200	Bank of East Asia, Ltd.	4,937
146	Bank of Nova Scotia	7,804
2,280	Bank of the Philippine Islands	4,987
674	Barclays, Plc. ADR	10,690
320	BNP Paribas S.A. ADR	9,306
80	BOC Hong Kong Holdings, Ltd. ADR	5,655
40	BOK Financial Corp.	2,360
930	Caixabank	4,318
55	Canadian Imperial Bank of Commerce	4,208
2,686	China Construction Bank Corp. ADR	44,641
2,300	Cimb Group Holdings Bhd	3,797
397	Citigroup, Inc.	20,811
69	City National Corp.	6,236
114	Commerce Bancshares, Inc.	4,733
76	Commonwealth Bank of Aus ADR	5,472
210	Commonwealth Bank of Australia	15,083
838	Credit Agricole S.A. ADR	5,866
63	Cullen/Frost Bankers, Inc.	4,271
4,000	Dah Sing Banking Group, Ltd.	6,768
86	DBS Group Holdings, Ltd. ADR	4,957
28	DNB ASA ADR	4,556
148	Fifth Third Bancorp	2,865
138	Grupo Financiero Banorte SAB de CV ADR	3,740
1,723	Grupo Financiero Inbursa	4,838
150	HDFC Bank, Ltd. ADR	9,302
1,100	Hong Leong Bank Berhad	4,383
477	HSBC Holdings, Plc.	21,284
520	ICICI Bank, Ltd. ADR	6,058
1,126	Industrial & Commercial Bank of China, Ltd. ADR	16,428
371	ING Groep N.V. ADR	5,502
271	Intesa Sanpaolo SpA ADR *	5,406
771	Itau Unibanco Holding S.A. ADR	9,853
321	JPMorgan Chase & Co.	19,671
134	KB Financial Group, Inc. ADR	4,774
171	Kasikornbank, Plc.	4,621
129	KBC Groep N.V. *	7,825
1,980	Lloyds Banking Group, Plc. ADR *	9,583
4,151	Lloyds Banking Group, Plc. *	5,061
810	Malayan Banking Berhad ADR	4,220
899	Mitsubishi UfJ Financial Group, Inc.	5,844
900	Mitsubishi UfJ Financial ADR	5,877
2,620	Mizuho Financial Group, Inc.	4,829
1,173	Mizuho Financial Group, Inc. ADR	4,317
306	National Australia Bank, Ltd. ADR	4,543
100	National Bank of Canada Montreal	3,851
422	Nordea Bank AB	5,693
89	PrivateBancorp, Inc.	3,091
6,000	PT Bank Central Asia Tbk	6,542
604	PT Bank Mandiri Tbk ADR	5,581
293	PT Bank Rakyat ADR	5,757
900	Public Bank Berhad	4,575
544	Regions Financial Corp.	5,228
284	Royal Bank Canada Montreal	17,784
418	Royal Bank of Scotland Group, Plc. ADR *	4,719
1,662	Sberbank ADR	8,553
119	Shinhan Financial Group Co., Ltd. ADR	4,724
800	Siam Commercial Bank Pub Co.	4,190
365	Skandinaviska Enskilda Banken AB	4,604
625	Societe Genrale S.A. ADR	5,831
421	Standard Bank Group, Ltd. ADR	5,536
241	Standard Chartered, Plc.	3,686
63	Sumitomo Mitsui Financial Group, Inc. ADR	2,506
129	Suntrust Banks, Inc.	5,289
206	Svenska Handelsbanken AB ADR	5,183
190	Swedbank AB ADR	4,959
162	TCF Financial Corp.	2,542
66	The PNC Financial Services Group, Inc.	6,069
330	The Toronto Dominion Bank	14,471
5,728	Turk Ekonomi Bankasi	4,703
1,462	Turkiye Garanti Bankasi AS ADR	5,227
255	U S Bancorp	11,376
85	UMB Financial Corp.	4,381
975	UniCredit SpA	6,484
315	Utd Overseas Bk Uob	5,334
703	Wells Fargo & Co.	38,517
307	Westpac Banking Corp. ADR	9,142
		681,398	5.77%
Beverages
4,407	Ambev S.A. ADR	28,425
207	Anheuser-Busch InBev NV ADR	26,219
100	Asahi Group Holdings, Ltd.	3,090
33	Brown-Forman Corp. Class-B	3,026
42	Coca Cola Femsa SAB de CV ADR	3,625
244	Coca-Cola Amatil, Ltd. ADR	2,020
83	Diageo, Plc. ADR	9,865
134	Heineken N.V. ADR	5,237
225	Ito En, Ltd.	4,675
120	PepsiCo, Inc.	11,894
215	Pernod Ricard S.A. ADR	5,074
90	SABMiller, Plc.	5,105
99	SABMiller, Plc. ADR	5,610
8,000	Thai Beverage, Plc.	4,111
234	The Coca-Cola Co.	10,132
		128,108	1.08%
Biotechnology
27	Alexion Pharmaceuticals, Inc. *	4,870
29	Amgen, Inc.	4,574
9	Biogen Idec, Inc. *	3,686
61	Celgene Corp. *	7,413
152	CSL, Ltd. ADR	5,530
82	Gilead Sciences, Inc. *	8,489
160	Grifols S.A. ADR	5,242
29	Regeneron Pharmaceuticals, Inc. *	12,001
160	Seattle Genetics, Inc. *	5,800
300	Takara Bio, Inc.	3,548
37	United Therapeutics Corp. *	5,737
		66,890	0.57%
Building Products
101	Compagnie de Saint Gobain	4,546
89	Owens Corning, Inc.	3,530
		8,076	0.07%
Capital Markets
24	Ameriprise Financial, Inc.	3,207
895	Ashmore Group, Plc.	4,230
192	Azimut Holding SpA	5,028
140	Bank of NY Mellon	5,480
10	BlackRock, Inc.	3,714
168	Credit Suisse Group AG ADR	4,089
301	Daiwa Securities Group, Inc.	2,428
139	Deutsche Bank AG	4,549
205	Federated Investors, Inc., Class-B	6,751
55	Franklin Resources, Inc.	2,961
285	Gam Holding AG *	5,560
75	Invesco, Ltd.	3,020
57	Legg Mason, Inc.	3,264
118	Macquarie Group, Ltd.	6,718
494	Mediobanca SpA	4,551
257	Morgan Stanley	9,198
310	Nomura Holdings, Inc.	1,910
77	Northern Trust Corp.	5,377
22	Partners Group Holding AG	6,755
635	Ratos AB-B	4,462
99	The Charles Schwab Corp.	2,905
56	The Goldman Sachs Group, Inc.	10,628
298	UBS AG *	5,212
540	UBS Group AG *	9,435
		121,432	1.03%
Chemicals
55	Agrium, Inc.	6,354
203	Air Liquide S.A. ADR	5,345
22	Air Products & Chemicals, Inc.	3,435
204	Akzo Nobel NV ADR	5,061
50	Arkema S.A. ADR	3,735
160	Basf SE ADR	15,312
959	DuluxGroup, Ltd.	4,631
121	E.I. du Pont de Nemours & Co.	9,420
4	Givaudan S.A. *	7,682
250	Linde AG ADR	5,055
2,000	Mitsui Chemicals, Inc.	6,152
40	Monsanto Co.	4,817
101	Novozymes A/S ADR	4,948
2,600	Petronas Chemicals Group Bhd	3,946
140	Polyone Corp.	5,564
128	Shin-Etsu Chemical Co., Ltd. ADR	2,195
172	Sumitomo Chemical Co., Ltd. ADR	3,959
1,257	Synthomer, Plc.	5,667
73	The Dow Chemical Co.	3,604
15	The Sherwin Williams Co.	4,278
100	Yara International ASA ADR	5,511
		116,671	0.99%
Commercial Services & Supplies
3,593	China Everbright International, Ltd.	5,013
65	Cintas Corp.	5,426
83	De Luxe Corp.	5,524
161	Donnelley R.R. & Sons Co.	3,070
236	G4S, Plc. ADR	5,452
5,000	Keppel Infrastructure Trust	3,946
300	Park24 Co., Ltd.	5,657
110	Tyco International, Ltd.	4,644
4,000	United Envirotech	4,727
		43,459	0.37%
Communications Equipment
686	Cisco Systems, Inc.	20,244
77	Motorola Solutions, Inc.	5,231
592	Nokia OYJ ADR	4,742
73	QUALCOMM, Inc.	5,293
327	Riverbed Technology, Inc. *	6,847
		42,357	0.36%
Construction & Engineering
280	Vinci S.A. ADR	4,144	0.04%

Construction Materials
382	Cemex S.A.B. ADR	3,877
238	CRH, Plc.	6,738
295	Holcim, Ltd. ADR *	4,522
73	Lafarge S.A.	5,418
26	Martin Marietta Materials, Inc.	3,701
400	Siam Cement Pub Co.	6,352
1,587	Sumitomo Osaka Cement Co., Ltd.	4,868
		35,476	0.30%
Consumer Finance
77	American Express Co	6,282
67	Capital One Financial	5,274
91	Discover Financial Services	5,549
100	PRA Group, Inc. *	5,009
		22,114	0.19%
Containers & Packaging
155	Crown Holdings, Inc. *	8,215	0.07%

Distributors
400	Canon Marketing Japan, Inc.	7,670
61	Genuine Parts Co.	5,861
		13,531	0.11%
Diversified Consumer Services
187	Apollo Group, Inc. *	5,171
162	Block H&R, Inc.	5,532
		10,703	0.09%
Diversified Financial Services
40	Acermans & Van Harem N.V.	4,893
209	Berkshire Hathaway, Inc. Class-B *	30,809
37	CME Group, Inc.	3,549
1,313	Firstrand, Ltd.	6,024
58	Groupe Bruxelle Lambert S.A.	5,075
308	Hong Kong Exchanges & Clearing, Ltd. ADR	7,127
20	Intercontinental Exchange, Inc.	4,707
996	RMB Holdings, Ltd.	5,798
		67,982	0.58%
Diversified Telecommunication
623	AT&T, Inc.	21,531
114	BCE, Inc.	4,994
126	BT Group, Plc.	8,814
161	Chunghwa Telecom Co., Ltd.	5,065
305	Deutsche Telekom AG	5,673
163	Elisa OYJ	4,433
300	Frontier Communications Corp.	2,394
23	Iliad S.A.	5,971
113	Nippon Telegraph & Telephone Corp.	3,518
493	Orange S.A. ADR	8,973
148	Perusahaan Perseroan	6,675
250	Singapore Telecommunications, Ltd. ADR	7,779
100	Swisscom AG ADR	5,747
414	Telecom Italia SpA *	4,939
684	Telefonica S.A. ADR	10,595
244	Telefonica Brasil ADR	4,524
324	Teliasonera AB ADR	4,102
218	Telstra Corp., Ltd. ADR	5,419
580	Verizon Communications, Inc.	28,681
199	Vivendi S.A. ADR *	4,947
		154,774	1.31%
Electric Utilities
57	American Electric Power Co., Inc.	3,282
648	CLP Holdings, Ltd. ADR	5,785
310	CPFL Energia S.A. ADR	4,049
74	Duke Energy Corp.	5,813
75	El Paso Electric Co.	2,837
795	Electricite de France S.A. ADR	4,341
128	Endesa S.A.	2,587
877	Enel SpA ADR	4,025
310	Enersis S.A. ADR	5,100
41	Entergy Corp.	3,260
955	Fortum OYJ ADR	4,317
237	Iberdrola S.A. ADR	6,454
250	Kansai Electric Power Co., Inc. *	2,243
324	Korea Electric Power Corp.	6,700
42	Nextera Energy, Inc.	4,345
141	PPL Corp.	4,808
200	SSE, Plc. ADR	4,874
118	The Southern Co.	5,403
134	Xcel Energy, Inc.	4,728
		84,951	0.72%
Electrical Equipment
220	ABB, Ltd. *	4,719
79	Eaton Corp., Plc.	5,610
48	Emerson Electric Co.	2,780
120,000	Fdg Electric Vehicles, Ltd. *	7,505
78	Mitsubishi Electric Corp. ADR	1,829
28	Rockwell Automation, Inc.	3,277
400	Schneider Electric SE ADR	6,418
154	SGL Carbon SE *	2,791
294	Vestas Wind Sys A/S ADR *	4,113
		39,042	0.33%
Electronic Equipment, Instruments & Components
61	Avnet, Inc.	2,794
100	Azbil Corp.	2,683
215	Benchmark Electronics, Inc. *	5,044
294	Corning, Inc.	7,174
33	Hitachi, Ltd. ADR	2,250
198	Ingram Micro, Inc. *	4,893
34	IPG Photonics Corp. *	3,261
133	Jabil Circuit, Inc.	2,922
42	Keysight Technologies, Inc. *	1,577
58	Kyocera Corp. ADR	2,919
430	LG Display Co., Ltd. ADR	6,652
68	Omron Corp.	3,001
118	TE Connectivity, Ltd.	8,511
400	Yaskawa Electric Corp.	5,583
64	Zebra Technologies Corp. Class-A *	5,827
		65,091	0.55%
Energy Equipment & Services
45	Cameron International Corp. *	2,119
65	Halliburton Co.	2,791
39	Helmerich & Payne, Inc.	2,618
93	National Oilwell Varco, Inc.	5,055
160	Noble Corp., Plc.	2,662
53	Paragon Offshore, Plc.	109
436	Petrofac, Ltd. ADR	2,936
162	Rowan Cos., Plc.	3,501
74	Schlumberger, Ltd.	6,228
27	Seacor Holdings, Inc. *	1,958
125	Seadrill, Ltd.	1,441
16	Seventy Seven Energy, Inc. *	77
117	Tenaris S.A. ADR	3,340
45	Tidewater, Inc.	1,269
338	Trican Well Service, Ltd.	1,185
		37,289	0.32%
Food & Staples Retailing
87	Colruyt S.A.	4,071
38	Costco Wholesale Corp.	5,584
82	CVS Health Corp.	8,517
233	J Sainsbury, Plc. ADR	3,954
341	Kninkljke Ahold N.V. ADR	6,404
92	Kroger Co.	6,546
100	Loblaw Companies, Ltd.	5,191
1,479	Organizaci Soriana Ser B	3,488
62	Seven & I Holding Co.	2,370
80	Sysco Corp.	3,119
365	Tesco, Plc. ADR	4,154
384	Wal-Mart de Mexico SAB de CV ADR	9,377
341	Wal-Mart Stores, Inc.	28,620
246	Wesfarmers, Ltd. ADR	4,172
159	Woolworths, Ltd.	3,815
		99,382	0.84%
Food Products
183	Ajinomoto Co., Inc. ADR	3,501
59	Archer-Daniels-Midland Co.	2,825
149	Associated British Foods, Plc. ADR	7,231
237	Brazil S.A. ADR	5,380
33	Bunge, Ltd.	2,699
355	Danone S.A. ADR	4,938
257	Darling Ingredients, Inc. *	4,477
223	Ebro Foods Sa	4,250
47	General Mills, Inc.	2,528
117	Hormel Foods Corp.	6,846
710	Jbs S A ADR	6,177
51	Kraft Foods Group, Inc.	3,267
243	Mondelez International, Inc.	8,975
288	Nestle S.A. ADR	22,506
142	Nestle Sa	11,081
100	Riken Vitamin Co., Ltd.	3,389
255	Unilever N.V.	11,085
111	Unilever, Plc.	4,910
125	Unilever, Plc. ADR	5,514
97	Viscofan S.A.	5,980
71	Want Want China Holdings, Ltd. ADR	3,929
2,000	Yeo Hiap Seng, Ltd.	2,496
		133,984	1.13%
Gas Utilities
55	Atmos Energy Corp.	2,917
261	Gas Natural SDG S.A.	6,305
2,000	Hong Kong & China Gas	4,514
22	One Gas, Inc.	915
47	Southwest Gas Corp.	2,691
452	Superior Plus Corp.	4,771
		22,113	0.19%
Guided Missiles & Space Vehicles & Parts
19	Orbital ATK, Inc.	1,267	0.01%

Health Care Equipment & Supplies
254	Abbott Laboratories	12,051
76	Alere, Inc. *	3,456
102	Align Technology, Inc. *	5,850
41	Baxter International, Inc.	2,835
202	Cochlear, Ltd. ADR	7,141
83	Coloplast A/S	6,627
93	Essilor International S.A. ADR	5,407
3	Halyard Health, Inc. *	138
12	Intuitive Surgical, Inc. *	6,000
196	Medtronic, Inc.	15,207
69	Olympus Corp. ADR *	2,496
167	Smith & Nephew, Plc. ADR	6,154
28	Straumann Holding AG	7,693
29	Stryker Corp.	2,748
31	Teleflex, Inc.	3,772
215	Terumo Corp.	5,930
		93,505	0.79%
Health Care Providers & Services
27	Aetna, Inc.	2,688
25	Anthem, Inc.	3,661
40	Cardinal Health, Inc.	3,520
100	Catamaran Corp. *	4,995
26	Community Health Systems, Inc. *	1,262
385	Community Health Systems Rts 1/4/2016	9
44	Davita Healthcare Partners, Inc. *	3,282
43	Express Scripts Holding Co. *	3,656
34	Humana, Inc.	5,589
67	UnitedHealth Group, Inc.	7,613
163	VCA, Inc. *	8,685
37	WellCare Health Plans, Inc. *	3,360
		48,320	0.41%
Hotels & Motels
88	Hyatt Hotels Corp. *	5,328	0.05%

Hotels Restaurants & Leisure
5,000	Ajisen China Holdings, Ltd.	3,050
112	Carnival Corp.	4,927
131	Dunkin' Brands Group, Inc.	6,139
655	Galaxy Entertainment Group, Ltd.	3,328
366	Greene King, Plc.	4,929
42	Marriott International, Inc.	3,490
45	McDonald's Corp.	4,451
129	Melco Crown Entertainment, Ltd. ADR	3,099
3,063	Melco International Development, Ltd.	6,067
3,000	Miramar Hotel & Investment	3,869
58	Papa Johns International, Inc.	3,587
44	Royal Caribbean Cruises, Ltd.	3,362
66	Six Flags Entertainment Corp.	2,989
2,000	SJM Holdings, Ltd.	2,894
54	Sodexo ADR	5,443
100	St Marc Holdings Co., Ltd.	6,520
65	Starbucks Corp.	6,077
1,704	Tatts Group, Ltd.	5,299
37	Whitbread, Plc.	3,001
107	Wynn Macau, Ltd. ADR	2,784
33	Yum! Brands, Inc.	2,677
		87,982	0.74%
Household Durables
5	Forbo Holding A.G. *	5,328
83	Garmin, Ltd.	4,119
127	Newell Rubbermaid, Inc.	4,990
170	Panasonic Corp. ADR	2,117
132	Sony Corp.	3,738
400	Sumitomo Forestry Co., Ltd.	4,171
25	Whirlpool Corp.	5,299
		29,762	0.25%
Household Products
43	Colgate-Palmolive Co.	3,045
33	Energizer Holdings, Inc.	4,416
66	Henkel AG & Co. KGaA ADR	6,940
28	Kimberly-Clark Corp.	3,070
60	Reckitt Benckiser, Plc.	5,427
360	Reckitt Benckiser Group, Plc.	6,473
460	The Procter & Gamble Co.	39,160
129	UniCharm Corp.	3,568
		72,099	0.61%
IT Services
16	Alliance Data Systems Corp. *	4,456
30	Auto Data Processing, Inc.	2,665
354	Cielo S.A. ADR	5,533
48	Computer Sciences Corp.	3,404
99	Fidelity National Information Services, Inc.	6,691
36	Fleetcor Technologies *	5,523
344	Infosys, Ltd. ADR	12,628
29	International Business Machines Corp.	4,696
54	MasterCard, Inc.	4,867
80	Nomura Research Institute, Ltd.	2,798
23	Visa, Inc.	6,240
425	Wipro, Ltd. ADR	5,857
		65,358	0.55%
Independent Power & Renewable Electricity Producers
6,000	Huadian Power International Corp., Ltd.	5,045	0.04%

Industrial Conglomerates
49	3M Co.	8,264
1,400	Alfa Sab de cv ser a *	3,033
53	Danaher Corp.	4,626
1,450	General Electric Co.	37,686
206	Hutchison Whampoa, Ltd. ADR	5,663
180	Jardine Matheson Holdings, Ltd. ADR	11,635
559	Jardine Strategic Holdings, Ltd. ADR	9,766
220	Koc Holdings AS ADR	5,114
167	Koninklijke Philips N.V.	4,998
126	Siemens AG ADR	14,064
1,900	Sime Darby Berhad	4,918
241	SM Investments	4,810
220	Smiths Group, Plc. ADR	3,942
187	Toshiba Corp. ADR	4,647
		123,166	1.04%
Insurance
71	Ace, Ltd.	8,095
623	Aegon N.V.	4,847
87	Aflac, Inc.	5,416
508	AIA Group, Ltd. ADR	11,974
620	Allianz SE ADR	10,379
55	American Financial Group, Inc.	3,465
204	American International Group, Inc.	11,287
61	AON, Plc.	6,122
222	Assured Guaranty, Ltd.	5,879
290	Aviva, Plc. ADR	4,794
210	AXA S.A. ADR	5,330
391	BB Seguridade ADR	4,497
118	China Life Insurance Co. ADR	7,585
300	Dai-Chi Life	4,535
178	Genworth Financial, Inc. *	1,380
84	Intact Financial Corp.	6,049
49	Lincoln National Corp.	2,824
116	Loews Corp.	4,757
260	Manulife Financial Corp.	4,527
5	Markel Corp. *	3,727
92	Marsh & McLennan Co., Inc.	5,234
194	MBIA, Inc. *	1,746
176	MetLife, Inc.	8,946
260	Muenchener Rueckversicherungs-Gesellschaft AG ADR	5,369
1,700	New China Life Insurance Co., Ltd.	9,789
270	Ping An Insurance Group Co. of China, Ltd. ADR	5,991
91	Power Corp. of Canada	2,427
165	Power Financial Corp.	4,899
57	Principal Financial Group, Inc.	2,917
33	Prudential Financial, Inc.	2,668
165	Prudential, Plc.	8,298
117	RLI Corp.	5,662
218	Sampo OYJ ADR	5,494
525	Sanlam, Ltd. ADR	6,865
1,022	Scor SE ADR	3,373
215	Selective Insurance Group, Inc.	5,854
769	Standard Life, Plc. *	5,054
73	The Allstate Corp.	5,154
58	The Chubb Corp.	5,826
87	Tokio Marine Holdings, Inc. ADR	3,175
46	Torchmark Corp.	2,450
48	Travelers Companies, Inc.	5,157
96	Vienna Insurance Group AG Wiener Versicherung Gruppe	4,244
83	WR Berkley Corp.	4,143
170	Zurich Insurance Group AG ADR *	5,435
		243,639	2.06%
Internet & Catalog Retail
18	Amazon.com, Inc. *	6,843
182	JD.com, Inc. ADR *	5,036
165	Liberty Tripadvisor Holdings, Inc. Class-A *	5,450
465	Rakuten, Inc.	7,742
104	Shutterfly, Inc. *	4,993
7	The Priceline Group, Inc. *	8,662
		38,726	0.33%
Internet Software & Services
78	Baidu, Inc. ADR *	15,891
200	Dena Co., Ltd.	2,391
110	Facebook, Inc. Class-A *	8,687
26	Google, Inc. Class-A *	14,518
17	Google, Inc. Class-C *	9,565
14	LinkedIn Corp. *	3,741
449	Telecity Group, Plc.	6,410
2,339	Tencent Holdings, Ltd. ADR	40,722
225	Yahoo Japan Corp. ADR	1,808
77	Yahoo, Inc. *	3,411
		107,144	0.91%
Leisure Equipment & Products
124	Brunswick Corp.	6,726
31	Shimano, Inc.	4,664
		11,390	0.10%
Machinery
175	Atlas Copco AB ADR	5,647
29	Caterpillar, Inc.	2,404
485	CNH Industrial N.V.	4,030
70	Fanuc Corp. ADR	2,236
23	Hino Motors, Ltd. ADR	3,543
900	Kitz Corp.	4,566
221	Komatsu, Ltd.	4,599
118	Kone Oyj	5,436
153	Kubota Corp.	2,487
41	MAN SE	4,383
500	Mitsubishi Heavy Industries, Ltd.	2,770
300	Miura Co., Ltd.	3,498
51	Parker-Hannifin Corp.	6,257
71	Pentair, Plc.	4,719
48	Pfeiffer Vacuum Technology AG	3,983
112	Rotork, Plc.	4,242
388	Sandvik AB ADR	4,373
197	SKF AB ADR	4,974
7	SMC Corp. (Japan)	1,947
500	Star Micronics Co., Ltd.	6,478
271	Trelleborg AB	5,479
386	Volvo AB ADR	4,663
114	Woodward, Inc.	5,535
176	Xylem, Inc.	6,283
		104,532	0.88%
Marine
400	Ap Moller-Maersk A/S ADR	4,660	0.04%

Media
4,800	Astro Malaysia Holdings	4,355
98	British Sky Broadcasting Group, Plc.	6,055
55	CBS Corp.	3,251
75	Cinemark Holdings, Inc.	3,054
119	Comcast Corp.	7,066
443	Daily Mail & General Trust, Plc.	5,836
39	DIRECTV *	3,455
116	Gannett Co., Inc.	4,106
173	Grupo Televisa SAB ADR *	5,903
250	Interpublic Group of Companies, Inc.	5,575
113	Lamar Advertising Co.	6,565
113	Liberty Global, Plc. Class-C	5,895
71	Morningstar, Inc.	5,300
96	Naspers, Ltd. ADR	14,181
255	Pearson, Plc. ADR	5,572
392	ProSiebenSat.1 Media AG ADR	4,775
135	Reed Elsevier N.V.	6,693
129	Regal Entertainment Group	3,050
400	RTL Group S.A.	4,068
1,426	Technicolor S.A. *	8,793
81	Telenet Group Holding N.V. *	4,644
78	The Walt Disney Co.	8,118
163	Thomson Reuters Corp.	6,401
32	Time Warner Cable, Inc.	4,930
47	Time Warner, Inc.	3,847
10	Time, Inc.	237
87	Twenty-First Century Fox, Inc. Class-A	3,045
41	Viacom, Inc. Class-B	2,868
48	WPP, Plc. ADR	5,671
		153,309	1.30%
Metals & Mining
590	Anglo American, Plc. ADR	5,520
196	Antofagasta, Plc. ADR	4,639
330	ArcelorMittal	3,610
268	Barrick Gold Corp.	3,489
84	BHP Billiton, Ltd. ADR	4,412
80	BHP Billiton, Plc. ADR	4,016
140	Carpenter Technology Corp.	5,930
894	Cia Siderurgica Nacional S.A. ADR	1,591
289	Cliffs Natural Resources, Inc.	1,977
129	CME Group, Inc.	1,941
1,000	Daido Steel Co., Ltd.	4,555
1,106	Fortescue Metals Group, Ltd.	2,152
862	Glencore, Plc. ADR	7,905
1,501	Grupo Mexico S.A. Ser b	4,540
201	Industrias Penoles SAB de CV	4,272
310	MMC Norilsk Nickel OJSC ADR	5,673
20,000	MMG, Ltd.	5,958
84	Newmont Mining Corp.	2,212
150	Nippon Steel & Sumitomo Metal Corp.	398
1,572	NovaGold Resources, Inc. *	5,848
906	Outokumpu Oyj	5,939
497	Polymetal International, Plc.	4,365
64	POSCO ADR	3,881
96	Rio Tinto, Ltd.	4,832
98	Rio Tinto, Plc.	4,828
108	Royal Gold, Inc.	7,787
390	Sesa Sterlite, Ltd. ADR	5,550
190	Southern Copper Corp.	5,656
315	Teck Resources, Ltd.	5,065
197	ThyssenKrupp AG	5,219
20,000	Tiangong International Co., Ltd.	3,198
678	Vale S.A. ADR	5,031
336	Vale S.A. PREF ADR	2,174
		144,163	1.22%
Multi-Utilities
74	Ameren Corp.	3,138
53	Consolidated Edison, Inc.	3,346
57	Dominion Resources, Inc.	4,109
37	DTE Energy Co.	3,035
255	E.On SE ADR	4,106
262	GDF Suez	5,825
1,724	Hera SpA	4,181
91	National Grid, Plc.	6,239
114	Public Service Enterprise Group, Inc.	4,795
119	RWE AG	3,333
44	Sempra Energy	4,761
122	Vectren Corp.	5,447
		52,315	0.44%
Multiline Retail
53	Canadian Tire Corp., Ltd.	5,587
111	Dollar Tree, Inc. *	8,844
49	Macy's, Inc.	3,122
2,175	Myer Holding	3,153
57	Next, Plc.	6,594
67	Target Corp.	5,148
		32,448	0.27%
Oil, Gas & Consumable Fuels
30	Anadarko Petroleum Corp.	2,527
45	Apache Corp.	2,963
287	BG Group, Plc. ADR	4,230
360	BP, Plc.	14,918
2,098	Cairn Energy, Plc. *	6,590
22	California Resources Corp. *	158
329	Canadian Natural Resources, Ltd.	9,590
280	Canadian Oil Sands, Ltd.	2,534
234	Chesapeake Energy Corp.	3,903
164	Chevron Corp.	17,496
61	China Petroleum & Chemical Corp. ADR	5,104
28	CNOOC, Ltd. ADR	4,029
552	Cobalt International Energy, Inc. *	5,652
166	ConocoPhillips	10,823
48	Continental Resources, Inc. *	2,136
43	Devon Energy Corp.	2,648
1,330	DNO ASA *	2,599
544	Dragon Oil, Plc.	4,475
514	Ecopetrol S.A. ADR	8,594
112	Enbridge, Inc.	5,201
376	Eni SpA	7,016
657	Exxon Mobil Corp.	58,171
221	Gazprom Neft OAO ADR	3,061
3,334	Gazprom OAO ADR	16,687
198	Gibson Energy, Inc.	4,199
76	Hess Corp.	5,714
165	Husky Energy, Inc.	3,720
128	Imperial Oil, Ltd.	4,946
320	Kinder Morgan, Inc.	13,123
177	Lukoil OAO ADR	8,588
56	Marathon Petroleum Corp.	5,880
44	Noble Energy, Inc.	2,078
55	Occidental Petroleum Corp.	4,283
45	ONEOK, Inc.	1,992
139	Pembina Pipeline Corp.	4,434
38	Petrochina Co. ADR	4,422
346	Petroleo Brasileiro PREF ADR	2,322
748	Petroleo Brasileiro S.A. ADR	4,959
36	Phillips 66	2,825
493	PTT Exploration & Production, Plc. ADR	3,328
67	Qep Resources, Inc.	1,439
207	Repsol S.A. ADR	4,011
2,575	Rosneft Ojsc	11,124
353	Royal Dutch Shell ADR	23,076
68	Royal Dutch Shell Class-B ADR	4,634
139	Royal Dutch Shell, Plc.	4,550
816	Sandridge Energy, Inc. *	1,444
196	Sasol, Ltd.	7,140
151	Spectra Energy Corp.	5,359
394	Statoil ASA ADR	7,411
214	Suncor Energy, Inc.	6,441
660	Surgetneftegax JSC ADR	4,000
725	Surgetneftegax OAO ADR	4,046
53	The Williams Cos., Inc.	2,599
314	Total S.A. ADR	16,840
97	TransCanada Corp.	4,252
64	Valero Energy Corp.	3,948
56	Western Refining, Inc.	2,638
41	Whiting Petroleum Corp. *	1,387
146	Woodside Petroleum, Ltd. ADR	4,019
53	World Fuel Services Corp.	2,902
		401,178	3.40%
Ordnance & Accessories (No Vehicles/Guided Missiles)
38	Vista Outdoor, Inc. *	1,659	0.01%

Paper & Forest Products
241	Canfor Corp. *	5,560
116	International Paper Co.	6,542
		12,102	0.10%
Personal Products
55	Beiersdorf AG	4,762
75	Kao Corp. ADR	3,356
305	L'Oreal S.A. ADR	11,047
		19,165	0.16%
Pharmaceuticals
109	AbbVie, Inc.	6,595
23	Allergan, Inc.	5,353
115	Astellas Pharma, Inc. ADR	1,817
110	AstraZeneca, Plc. ADR	7,579
89	Bayer AG ADR	18,614
265	Bristol-Myers Squibb Co.	16,144
78	Chugai Pharmaceutical Co., Ltd.	2,376
127	Dr Reddy's Laboratories, Ltd. ADR	6,690
225	GlaxoSmithKline, Plc.	5,353
196	GlaxoSmithKline, Plc. ADR	9,294
213	Impax Laboratories, Inc. *	8,582
60	Indivior, Plc. *	162
14	Indivior, Plc. *	188
21	Jazz Pharmaceuticals, Plc. *	3,572
368	Johnson & Johnson	37,724
56	Lilly Eli & Co.	3,930
9	Mallinckrodt, Plc. *	1,050
500	Merck & Co., Inc.	29,270
192	Merck KGaA ADR	6,578
160	Novartis AG	16,354
195	Novartis AG ADR	19,968
348	Novo Nordisk A/S ADR	16,617
543	Pfizer, Inc.	18,633
999	Roche Holding AG ADR	34,096
60	Sanofi	5,887
179	Sanofi ADR	8,746
105	Takeda Pharmaceutical Co., Ltd. ADR	2,696
224	Teva Pharmaceutical Industries, Ltd. ADR	12,772
47	Valeant Pharmaceuticals International, Inc. *	9,282
148	Zoetis, Inc.	6,829
		322,751	2.73%
Professional Services
292	Experian, Plc. ADR	5,393
44	Manpowergroup, Inc.	3,540
683	Michael Page International, Plc.	5,292
72	The Corporate Executive Board Co.	5,631
		19,856	0.17%
Real Estate Management & Developers
1,000	CapitalLand, Ltd.	2,635
3,400	Central Pattana	4,623
365	Cheung Kong Holdings, Ltd. ADR	7,227
115	Daiwa House Industry Co., Ltd.	2,262
14,309	Franshion Properties China, Ltd.	4,207
8,000	Goldin Properties Holdings, Ltd. *	4,302
830	Henderson Land Development Co., Ltd. ADR	5,661
147	HongKong Land Holdings, Ltd. ADR	5,724
1,613	Immofinanz AG *	4,921
83	Mitsubishi Estate Co., Ltd. ADR	1,946
60	Mitsui Fudosan Co., Ltd.	1,648
42	Morguard Corp.	5,245
200	Nomura Real Estate	3,531
57	Realogy Holdings Corp. *	2,622
514	Savills, Plc.	5,791
8,900	Ticon Industrial Connection	4,894
565	Tokyo Tatemono Co., Ltd.	4,203
		71,442	0.60%
Refuse Systems
362	Veolia Environment S.A.	7,034	0.06%

Retail-Drug Stores & Proprietary Stores
126	Walgreen Co.	10,468	0.09%

Road & Rail
204	Canadian National Railway Co.	14,105
93	CSX Corp.	3,191
181	East Japan Railway Co. ADR	2,532
1,184	MTR Corp., Ltd.	5,497
46	Norfolk Southern Corp.	5,021
34	Ryder System, Inc.	3,196
36	Union Pacific Corp.	4,329
		37,871	0.32%
Semiconductors & Semiconductor
98	Analog Devices, Inc.	5,737
149	Applied Materials, Inc.	3,732
105	ARM Holdings, Plc. ADR	5,614
72	ASML Holdings N.V.	7,753
508	Infineon Technologies AG	5,908
451	Intel Corp.	14,996
81	Micron Technology, Inc. *	2,484
102	Silicon Laboratories, Inc. *	5,165
91	Skyworks Solutions, Inc.	7,985
81	Synaptics, Inc. *	6,962
431	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	50,654
186	Texas Instruments, Inc.	10,937
83	Tokyo Electron, Ltd.	6,237
2,500	United Microelectronics Corp.	6,275
		140,439	1.19%
Services-Business Services
25	Zillow, Inc. Class-A *	2,869	0.02%

Services-Computer Integrated Systems Design
60	CACI, Inc. *	5,237	0.04%

Software
81	Autodesk, Inc. *	5,203
10	CDK Global, Inc.	468
81	Check Point Software Technologies, Ltd. *	6,763
86	Dassault Systemes S.A. ADR	6,023
90	Gemalto N.V.	3,647
1,031	Microsoft Corp.	45,209
296	Nintendo Co., Ltd. ADR	3,949
260	Oracle Corp.	11,393
230	Progress Software Corp. *	6,288
47	Salesforce.com, Inc. *	3,261
203	Sap AG ADR	14,249
76	SolarWinds, Inc. *	3,855
64	SS&C Technologies Holdings, Inc.	3,884
		114,192	0.97%
Specialty Retail
106	Cabelas, Inc. *	5,771
152	CST Brands, Inc.	6,328
135	Hennes & Mauritz AB	5,889
175	Industria de Diseno Textil S.A.	5,498
53	Lowe's Cos., Inc.	3,927
31	O Reilly Automotive, Inc. *	6,452
71	Outerwall, Inc.	4,581
108	The Buckle, Inc.	5,432
70	The Home Depot, Inc.	8,031
77	The TJX Cos., Inc.	5,285
723	Truworths International, Ltd.	5,511
		62,705	0.53%
Technology Hardware, Storage & Peripherals
342	Apple, Inc.	43,933
76	Canon, Inc. ADR	2,472
277	Hewlett-Packard Co.	9,651
164	Lenovo Group Ltd. ADR	5,015
250	Ricoh Ltd. ADR	2,489
101	Seagate Technology Plc.	6,173
		69,733	0.59%
Textiles, Apparel & Luxury Goods
92	Adidas AG ADR	3,584
29	Christian Dior S.A.	5,624
612	Compagnie Financiere Richemont S.A.	5,349
44	Hanesbrands, Inc.	5,612
18	Hermes International	5,841
109	Kate Spade & Co. *	3,755
250	Kring ADR	5,090
30	LVMH Moet Hennessy Bouis Vuitto S.A.	5,501
145	LVMH Moet Hennessy Louis Vuitton S.A. ADR	5,307
56	Michael Korus Holdings, Ltd. *	3,775
53	Nike, Inc. Class-B	5,147
246	Prada SpA ADR	2,966
45	PVH Corp.	4,794
		62,345	0.53%
Thrifts & Mortgage Finance
189	Radian Group, Inc.	2,988	0.03%

Tobacco
143	Altria Group, Inc.	8,049
85	British American Tobacco, Plc.	4,962
48	British American Tobacco, Plc. ADR	5,591
800	HM Sampoerna Tbk	4,033
69	Imperial Tobacco Group, Plc. ADR	6,779
76	Lorillard, Inc.	5,200
128	Japan Tobacco, Inc.	4,036
95	Philip Morris International, Inc.	7,881
		46,531	0.39%
Trading Companies & Distributors
41	Marubeni Corp. ADR	2,526
8	Mitsui & Co., Ltd.	2,219
120	Mitsubishi Corp.	2,398
217	Rexel S.A.	4,239
2	Veritv Corp. *	101
		11,483	0.10%
Transportation Infrastructure
240	Abertis Infraes	4,685
372	Atlanta SpA ADR	4,893
1,625	Auckland International	5,346
1,309	BBA Aviation, Plc.	7,005
215	Hamburger Hagen & Logistic AG	4,709
2,030	International Container Term Services, Inc.	5,161
1,941	OHL Mexico SAB de CV *	4,007
126	Sydney Airport	508
162	West shore Terminals Investment Corp.	4,206
		40,520	0.34%
Water Utilities
62	American Water Works Co., Inc.	3,353
481	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,838
		6,191	0.05%
Wireless Telecommunication Services
784	Advanced Info Services, Plc. ADR	5,642
650	America Movil SAB de CV	13,897
2,300	Axiata Group Berhad	4,569
345	China Mobile, Ltd. ADR	28,794
240	KDDI Corp. ADR	4,164
2,400	Maxix Bhd	4,695
248	Mobile Telesystems OJSC ADR	2,455
264	MTN Group, Ltd. ADR	4,683
603	NTT Docomo, Inc. ADR	10,751
70	Philippine Long Distance Telephone Co. ADR	5,012
112	Rogers Communications, Inc. Class-B	3,964
207	SK Telecom Co., Ltd. ADR	6,017
146	SoftBank Corp. ADR	4,494
613	Sprint Corp. *	3,132
200	Tim Participacoes S.A. ADR	4,216
293	Turkcell Iletisim Hizmetleri AS ADR *	3,859
419	Vodacom Group, Ltd. ADR	4,852
200	Vodafone Group, Plc.	693
318	Vodafone Group, Plc. ADR	10,990
		126,879	1.07%

Total for Common Stock (Cost - $4,958,990)		5,297,982	44.85%

CORPORATE BONDS

Beverages
10,000	Coca Cola 1.65% 11/01/2018	10,120	0.09%

Capital Markets
7,000	Credit Suisse 7.125% 07/15/32	9,814
9,000	Goldman Sachs 5.95% 01/18/18	10,032
		19,846	0.17%
Commercial Banks
10,000	HSBC Holdings 5.1% 04/05/2021	11,357
10,000	Total Fina 4.45% 06/24/2020	11,119
11,000	Wells Fargo 1.5% 01/16/18	11,019
		33,495	0.28%
Consumer Finance
11,000	American Express 2.75% 09/15/2015	11,131
10,000	John Deere Cap 2.25% 06/07/16	10,201
		21,332	0.18%
Diversified Telecommunications
11,000	Verizon Communications 2.45% 11/01/22	10,573	0.09%

Electric Utilities
10,000	Arizona Pub Serv 4.5% 04/01/42	11,254
10,000	Exelon Corp 4.9% 06/15/2015	10,118
		21,372	0.18%
Financial Services
8,000	Equitable Cos 7% 04/01/28	10,156	0.09%

Food & Beverage
8,000	Anheuser Busch 7.75% 01/15/19	9,677	0.08%

Food Products
8,000	Kraft Foods 6.875% 01/26/39	10,912	0.09%

Government Agencies
10,000	Fhlb 2.875% 09/11/2015	10,142	0.09%

Hotels, Restaurants & Leisure
10,000	Carnival Corp 3.95% 10/15/2020	10,607	0.09%

IT Services
10,000	Xerox Corp 2.95% 03/15/2017	10,303	0.09%

Insurance
9,000	Hartford Finl 5.125% 04/15/22	10,352	0.09%

Integrated Oils
8,000	Shell Intl 5.5% 03/25/40	10,045	0.09%

Machinery
10,000	Deere & Co 2.6% 06/08/2022	10,018	0.08%

Media
10,000	Comcast Corp 5.85% 11/15/2015	10,372	0.09%

Oil, Gas & Consumable Fuels
10,000	Plains Amer Pipeline 3.85% 10/15/2023	10,450
10,000	Apache Corp 1.75% 04/15/2017	10,081
10,000	BP Capital 4.742% 03/11/2021	11,128
10,000	ONEOK Partners 6.125% 02/01/2041	10,394
		42,053	0.36%
Pharmaceuticals
10,000	Merck & Co 4.15% 05/18/2043	10,659	0.09%

Real Estate Investment Trusts
9,000	Host Hotels & Resorts 6% 10/01/21	10,372	0.09%

Road & Rail
9,000	Norfolk Southern 5.9% 06/15/19	10,393	0.09%

Supranational
11,000	European Invt 1.75% 03/15/17	11,210
10,000	Intl Bk Recon 2.125% 03/15/2016	10,184
		21,394	0.18%
Thrifts & Mortgage Finance
10,000	Fed Home Loan Mortgage 1% 03/08/17	10,068
5,000	Fhlmc 1.25% 10/02/2019	4,929
5,000	Fnma 1.05% 05/25/2018	4,921
5,000	Fnma 5% 03/15/2016	5,241
		25,159	0.21%
Utilities
9,000	Entergy Gulf 6% 05/01/18	10,151	0.09%

Wireless Telecommunication Services
10,000	Rogers Wireless 7.5% 03/15/2015	10,021	0.08%

Total for Corporate Bonds (Cost - $362,975)		359,524	3.04%

U.S. TREASURY NOTES & OBLIGATIONS
10,000	Us Treasury 0.625% 07/15/2016	10,027
10,000	Us Treasury 1.375% 07/31/2018	10,069
10,000	Us Treasury 2.5% 08/15/2023	10,457
5,000	US Treasury 6.25% 8/15/2023	6,711
5,000	US Treasury 5.25% 02/15/2029	6,796
5,000	US Treasury 4.625% 02/15/2040	6,930
5,000	US Treasury 3.375% 08/15/2040	6,245
5,000	US Treasury 3.125% 11/15/2041	5,536
36,000	US Treasury Note 2.625% 06/30/214	37,094
10,000	US Treasury 5.125% 05/15/2016	10,570
20,000	US Treasury 2.75% 11/30/2016	20,766
10,000	US Treasury 3.5% 5/15/2020	10,980
10,000	US Treasury 2.625% 08/15/2020	10,537
10,000	US Treasury 1.875% 08/31/2017	10,257
10,000	US Treasury 2.625% 11/15/2020	10,526
10,000	US Treasury 2.125% 08/15/2021	10,217
10,000	US Treasury 1% 08/31/2016	10,080
15,000	US Treasury 1.375% 11/30/2018	15,062
10,000	US Treasury 0.875% 01/31/2017	10,052
10,000	US Treasury .875% 02/28/2017	10,048
40,000	US Treasury Note 0.375% 04/15/2015	40,006
10,000	US Treasury 1.75% 05/15/2022	9,948
15,000	US Treasury 1.125% 05/31/2019	14,835
20,000	US Treasury 0.75% 6/30/2017	19,988
10,000	Us Treasury 1% 08/31/2019	9,806
10,000	US Treasury 1% 09/30/2019	9,796
20,000	US Treasury .625% 11/30/2017	19,831
10,000	Us Treasury 0.75% 12/31/2017	9,940
10,000	US Treasury 2% 02/15/2023	10,089
10,000	US Treasury .75% 2/28/2018	9,920
10,000	US Treasury 1.125% 03/31/2020	9,804
10,000	US Treasury .625% 04/30/2018	9,859
20,000	Us Treasury 0.25% 05/15/2016	19,972
10,000	Us Treasury 0.5% 06/15/2016	10,012

Total for U.S. Treasury Notes & Obligations (Cost - $438,715)		432,766	3.66%

EXCHANGE TRADED FUNDS
68	CurrencyShares Japanese Yen Trust *	5,527
62	iShares 10-20 Year Treasury Bond ETF	8,527
713	iShares 1-3 Year Treasury Bond ETF	60,391
571	iShares 20+ Year Treasury Bond ETF	73,962
1,287	iShares 3-7 Year Treasury Bond ETF	158,726
375	iShares 7-10 Year Treasury Bond ETF	40,365
400	iShares Agency Bond ETF	45,796
7,681	iShares Emerging Markets Local ETF	348,794
370	iShares Europe ETF	16,757
6,212	iShares International Treasury Bond ETF	579,393
1,986	iShares JPMorgan USD Emerging Markets Bond ETF	223,326
5,841	iShares MBS ETF	642,685
293	iShares MSCI Brazil Small-Cap ETF	3,572
3,575	iShares MSCI Emerging Markets ETF	145,646
2,664	iShares MSCI Emerging markets Small-Cap ETF	125,821
2,301	iShares MSCI India ETF	77,014
237	iShares MSCI Japan Small-Cap ETF	13,266
324	iShares MSCI Malaysia ETF	4,397
495	iShares MSCI Pacific ex Japan ETF	22,948
674	iShares MSCI South Korea Capped ETF	38,169
1,048	iShares MSCI Taiwan ETF	16,768
3,428	Market Vectors Emerging Markets Currency Bond ETF	71,028
219	Market Vectors India Small-Cap ETF	10,882
175	Market Vectors Russia Small-Cap ETF	3,970
30,696	SPDR Barclays International Treasury Bond ETF	1,653,594
5,349	SPDR Barclays High Yield Bond ETF	212,748
14,745	SPDR Barclays International Corporate Bond ETF	476,116
584	SPDR S&P Emerging Markets Small Cap ETF	26,502
226	Vanguard FTSE Europe ETF	12,631
2,181	Vanguard Intermediate-Term Corporate Bond ETF	191,077
944	Vanguard Long-Term Corporate Bond ETF	88,963
487	Vanguard Short-Term Corporate Bond ETF	39,004
88	Vanguard Small Cap Growth ETF	11,637
107	Vanguard Small Cap Value ETF	11,563

Total for Exchange Traded Funds (Cost - $5,677,779)		5,461,565	46.23%

REAL ESTATE INVESTMENT TRUSTS
123	American Capital Agency Corp.	2,637
352	Artis Real Estate Investment Trust	4,328
241	Biomed Realty Trust, Inc.	5,360
25	Boston Properties, Inc.	3,435
101	Corp Office Properties Trust	2,969
210	DiamondRock Hospitality Co.	3,041
222	Douglas Emmett, Inc.	6,409
15	Essex Property Trust, Inc.	3,336
123	Eurocommercial Properties N.V. *	5,720
62	Extra Space Storage, Inc.	4,078
1,154	Goodman Group	5,627
48	Health Care REIT, Inc.	3,701
1	Kenedix Office Investment Co.	5,692
124	Kimco Realty Corp.	3,259
287	Land Securities Group, Plc.	5,564
2,905	Mirvac Group	4,721
57	Plum Creek Timber Co., Inc.	2,476
33	Public Storage	6,508
135	Redwood Trust, Inc.	2,581
24	Simon Property Group, Inc.	4,569
43	Sovran Self Storage, Inc.	3,957
177	Sunstone Hotel Investors, Inc.	3,089
180	Unibail-Rodamco SE	5,193
90	Ventas, Inc.	6,702
26	Washington Prime Group, Inc.	451
142	Weyerhaeuser Co.	4,986

Total for Real Estate Investment Trusts (Cost - $94,911)		110,389	0.93%

MONEY MARKET FUNDS
138,640	Aim Short Term Invts Tr Treasury	138,640

	Total Investments (Cost - $11,672,010)	11,800,866

	Other Assets Less Liabilities	12,555

	Net Assets	11,813,421

*Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at February 28, 2015.
The accounting notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
CCA Core Return Fund
1. SECURITY TRANSACTIONS

At February 28, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,672,010 amounted to $144,858, which consisted of aggregate gross unrealized appreciation of $720,535 and aggregate gross unrealized depreciation of $575,677.

2. SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, Including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of February 28, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$5,297,982	$0	$0	$5,297,982
Real Estate Investment Trust	$110,389	$0	$0	$110,389
Exchange Traded Funds	$5,461,565	$0	$0	$5,461,565
Corporate Bonds	$359,524	$0	$0	$359,524
US Treasury & Obligation	$432,766	$0	$0	$432,766
Cash Equivalents	$138,640	$0	$0	$138,640
Total	$11,800,866	$0	$0	$11,800,866

CCA Aggressive Return Fund
Schedule of Investments
February 28, 2015 (Unaudited)

Shares		Market Value	% of Net Assets

COMMON STOCKS
Accident & Health Insurance
607	Unum Group	20,371	0.09%

Aerospace & Defense
501	Boeing Co.	75,576
751	Honeywell International, Inc.	77,188
162	L3 Communications Holdings, Inc. Class-C	20,968
345	Lockheed Martin Corp.	69,017
88	Precision Castparts Corp.	19,034
58	Rockwell Collins, Inc.	5,167
32	Teledyne Technologies, Inc. *	3,226
119	Textron, Inc.	5,273
78	Triumph Group, Inc.	4,664
		280,113	1.21%
Air Freight & Logistics
138	FedEx Corp.	24,423
812	United Parcel Service, Inc. Class-B	82,605
		107,028	0.46%
Airlines
3,000	Ana Holdings, Inc.	8,144
540	Delta Air Lines, Inc.	24,041
200	Japan Airlines	6,152
1,203	Southwest Airlines Co.	52,018
431	United Continental Holdings, Inc. *	28,092
		118,447	0.51%
Auto Components
285	Aisin Seiki Co., Ltd. ADR	10,531
1,172	Bridgestone Corp.	44,905
500	FCC Ord Shs At Xtks	8,375
300	NGK Spark Plug Ord S	8,501
300	Nok Ord Shs A XTKS	8,776
700	Sumitomo Electric Industries	9,075
1,200	Sumitomo Riko Co.	10,401
300	TS Tech Ord Shs At X	8,350
1,000	Yokohama Rubber Ord	10,164
		119,078	0.51%
Automobiles
1,287	Fuji Heavy Industries, Ltd.	43,685
74	Honda Motor Co., Ltd. ADR	2,452
741	Isuzu Mtrs, Ltd. ADR	10,848
400	Mazda Motor Corp.	8,546
125	Nissan Motor Co., Ltd.	2,629
852	Suzuki Motor Corp.	26,919
91	Tesla Motors, Inc. *	18,504
114	Toyota Motor Corp. ADR	15,432
		129,015	0.56%
Banks
1,000	77 Bank Ord Shs At X	6,085
2,400	Ashikaga Holdings Or	10,191
7,226	Banco Bradesco ADR	95,239
200	Bank of Iwate Ord Sh	9,094
1,000	Bank of Kyoto ord Sh	9,788
1,000	Bank of Yokohama Ord	6,197
1,000	Chiba Bank Ord Shs A	7,531
1,995	Fifth Thrid Bancorp.	38,623
2,138	HDFC Bank, Ltd. ADR	132,577
2,004	Huntington Bancshares, Inc.	21,924
8,850	ICICI Bank, Ltd. ADR	103,103
8,821	Itau Uni Holding S.A. ADR	112,732
901	Mitsubishi UFJ Financial ADR	5,884
1,241	Mizuho Financial Group, Inc.	4,567
12,800	Public Bank Berhad	65,062
2,047	Regions Financial Corp.	19,672
2,000	Resona Holdings, Inc.	11,227
2,200	Seven Bank, Ltd.	10,665
1,000	Shizuoka Bank, Ltd.	10,247
62	Sumitomo Mistsui Financial Group	2,466
2,000	Sumitomo Mitsui Trust	8,283
1,208	Sumitomo Mitsui Tr ADR	5,025
219	Trustmark Corp.	5,048
		701,230	3.02%
Base Metals
690	Sumitomo Metal Mining Co., Ltd.	10,902	0.05%

Beverages
51,074	Ambev S.A. ADR	329,427
145	Dr. Pepper Snaple Group, Inc.	11,433
748	Kirin Holdings Co. ADR	9,754
264	Molson Coors Brewing	20,064
1,754	PepsiCo, Inc.	173,857
3,918	The Coca-Cola Co.	169,649
		714,184	3.08%
Biotechnology
754	Amgen, Inc.	118,921
230	Alexion Pharma, Inc. *	41,485
172	Biogen IDEC, Inc. *	70,450
121	Biomarin Pharmaceutical, Inc. *	12,955
639	Celgene Corp. *	77,658
1,590	Gilead Sciences, Inc. *	164,613
62	Regeneron Pharmaceuticals, Inc. *	25,658
217	Vertex Pharmaceuticals, Inc. *	25,916
		537,656	2.32%
Building Products
2,000	Central Glass Ord Sh	8,944
100	Daikin Industries, Ltd.	6,517
90	Owens Corning, Inc.	3,569
500	Lixil Group Ord Shs	11,911
		30,941	0.13%
Capital Markets
1,300	Daiwa Securities Group, Inc.	10,485
731	Franklin Resources, Inc.	39,350
356	Legg Mason, Inc.	20,388
510	T Rowe Price Group, Inc.	42,126
725	The Charles Schwab Corp.	21,271
		133,620	0.58%
Chemicals
509	Asahi Kasei Corp. ADR	10,490
339	Ecolab, Inc.	39,168
119	HB Fuller Co.	5,319
700	Kuraray Co., Ltd.	9,625
356	Monsanto Co.	42,873
190	PPG Industries, Inc.	44,722
158	Praxair, Inc.	20,208
97	Sherwin Williams Co.	27,665
105	Sensient Technologies	6,679
400	Shin-Etsu Chemical Co., Ltd.	27,426
2,000	Sumitomo Chemical Or	9,345
895	The Mosaic Co.	47,668
2,000	Toagosei Ord Shs At	9,060
1,000	Tosoh Ord Shs At Xtk	5,007
		305,255	1.32%
Commercial Services & Supplies
285	ADT Corp.	11,169
270	Covanta Holding Corp.	5,851
1,300	Okamura Ord Shs At X	9,421
1,000	Toppan Printing Ord	7,171
		33,612	0.14%
Communications Equipment
145	Interdigital, Inc.	7,666
279	Harris Corp.	21,673
1,863	QUALCOMM, Inc.	135,086
100	Secom Co., Ltd.	6,225
		170,650	0.74%
Construction & Engineering
700	Comsys Holdings Ord	8,472
199	KBR, Inc.	3,242
2,000	Kajima Ord Shs At Xt	9,478
1,000	Kinden Ord Shs At Xt	12,487
		33,679	0.15%
Consumer Finance
1,093	American Express Co.	89,178
500	Hitachi Capital Ord	10,268
956	Navient Corp.	20,458
		119,904	0.52%
Containers & Packaging
451	Meadwestvaco Corp.	23,930
198	Rock-Tenn Co. Class-A	13,591
700	Toyo Seikan Holding Ord	9,590
		47,111	0.20%
Department Stores
2,079	SM Investments Corp.	41,490	0.18%

Diversified Consumer Services
23	Graham Holdings Co.	22,687	0.10%

Diversified Financial Services
105	Intercontinental Exchange, Inc.	24,713
227	Moody's Corp.	22,006
2,100	Orix Corp.	29,778
69	Orix Corp. ADR	4,880
		81,377	0.35%
Diversified Telecommunication
168	Level 3 Communications, Inc. *	9,048
113	Nippon Telegraph & Telephone Corp.	3,518
		12,566	0.05%
E-Commerce Discretionary
3,687	Jd.com, Inc. ADR *	102,019	0.44%

Electric & Other Services Combined
272	Integrys Energy Group	20,326
403	Wisconsin Egy Cp Hldg	20,545
		40,871	0.18%
Electric Utilities
700	Chugoku Electric Pow	9,215
121	FirstEnergy Corp.	4,233
221	Great Plains Energy, Inc.	5,881
144	Hawaiian Electric Industries, Inc.	4,759
1,000	Kansai Electric Power Co., Inc. ADR *	8,973
3,000	Mitsubishi Electric Corp.	35,130
513	Westar Energy, Inc.	19,930
		88,121	0.38%
Electrical Equipment
639	Emerson Electric Co.	37,011
92	Legrand S.A.	5,084
400	Nidec Corp.	26,988
		69,083	0.30%
Electronic Equipment & Instruments & Components
210	Amphenol Corp.	11,857
33	Hitachi, Ltd. ADR	2,250
700	Hoya Corp.	28,245
34	IPG Photonics Corp. *	3,261
153	Jabil Circuit, Inc.	3,361
200	Omron Corp.	8,826
1,300	Mitsumi Electric Ord	9,768
		67,568	0.29%
Energy Equipment & Services
1,871	Schlumberger, Ltd.	157,463	0.68%

Entertainment Content
1,429	Naspers, Ltd.	209,830	0.90%

Food & Drug Stores
3,500	Jardine Strategic Holdings, Ltd.	121,800	0.52%

Food & Staples Retailing
900	AEON Co., Ltd.	9,625
400	Arcs Ord Shs At Xtks	8,208
29	Caseys General Stores, Inc.	2,545
639	Costco Wholesale Corp.	93,907
1,509	CVS Caremark Corp.	156,740
200	Familymart (Japan) O	9,027
1,600	Seven & I Holdings Co., Ltd.	61,164
258	Whole Foods Market, Inc.	14,574
		355,790	1.53%
Food Products
477	Ajinomoto Co., Inc.	9,125
2,652	Brazil S.A. ADR	60,200
220	Bunge, Ltd.	17,992
138	Conagra Foods, Inc.	4,827
391	General Mills, Inc.	21,032
425	Hershey Co.	44,106
97	J.M. Smucker Co.	11,189
171	Keurig Green Mountain, Inc.	21,816
626	Kraft Foods Group, Inc.	40,102
408	Mead Johnson Nutrition Co.	42,742
200	Nissin Foods Holdings	9,913
800	Nisshin Seifun Group	9,549
97	Post Holdings, Inc. *	4,800
		297,393	1.28%
Gas Utilities
1,000	Tokyo Gas Co., Ltd.	6,087	0.03%

Health Care Equipment & Supplies
76	Alere, Inc. *	3,456
300	As One Ord Shs At Xt	8,864
337	Baxter International, Inc.	23,303
173	Becton Dickinson & Co.	25,383
83	Intuitive Surgical, Inc. *	41,500
282	Olympus Corp. ADR	10,200
308	ST. Jude Medical, Inc.	20,537
255	Stryker Corp.	24,161
		157,404	0.68%
Health Care Providers & Services
217	Cigna Corp.	26,394
287	DaVita Healthcare Partners, Inc. *	21,410
824	Express Scripts Holding Co. *	69,867
567	HCA Holdings, Inc. *	40,563
308	Mckesson Corp.	70,439
236	Patterson Co.	11,818
1,182	UnitedHealth Group, Inc.	134,311
38	Wellcare Health Plans, Inc. *	3,451
		378,253	1.63%
Hotels & Motels
172	Wynn Resorts	24,510	0.11%

Hotels Restaurants & Leisure
1,537	Hilton Worldwide Holdings, Inc. *	43,451
571	Marriott International, Inc.	47,450
1,058	McDonald's Corp.	104,636
100	Oriental Land Co.	26,939
66	Six Flags Entertainment	2,989
520	Starbucks Corp.	48,612
260	Starwood Hotels & Resorts Worldwide, Inc.	20,886
36	Whitbread, Plc.	2,920
545	Yum Brands, Inc.	44,205
		342,088	1.47%
Household Durables
600	Alpine Electronics O	10,757
3,420	Panasonic Corp. ADR	42,579
700	Sekisui House Ord Sh	9,435
9	Sekisui House Si Res	10,652
1,275	Sony Corp.	36,108
		109,531	0.47%
Household Products
845	Colgate-Palmolive Co.	59,843
446	Shiseido, Ltd. ADR	7,778
700	Uni-Charm Corp. ADR	19,364
		86,985	0.37%
IT Services
147	Alliance Data Systems Corp.	40,941
440	Auto Data Processing, Inc.	39,090
718	Cognizant Technology Solutions Corp. *	44,864
333	Fiserv, Inc. *	25,997
262	Fidelity National Information Services, Inc.	17,708
1,000	Fujitsu, Ltd.	6,026
557	International Business Machines Corp.	90,201
1,321	MasterCard, Inc.	119,062
189	Neustar, Inc. Class-A *	5,012
200	NTT Data Corp.	8,250
470	Visa, Inc.	127,516
		524,667	2.26%
Independent Power & Renewable Electricity Producers
1,465	AES Corp.	19,001	0.08%

Industrial Conglomerates
825	3M Co.	139,136
783	Danaher Corp.	68,340
267	Roper Industries, Inc.	44,741
18,500	Sime Darby Bhd	47,890
835	Toshiba Corp. ADR	20,750
		320,857	1.38%
Industrial Distrution & Rental
1,000	Sumitomo Corp. ADR	11,070	0.05%

Insurance
44	Alleghany Corp. *	20,792
420	Gallagher Arthur J & Co.	19,736
960	Loews Corp.	39,369
6	Markel Corp. *	4,473
102	Mercury General Corp.	5,562
438	MS&AD Insurance ADR	6,009
300	NKSJ Holdings	9,333
700	Sony Financial Holding	10,602
800	T&D Holdings Ord Shs	10,388
		126,264	0.54%
Intergrated Utilities
2,300	Tokyo Electric Power Co., Inc. *	9,016	0.04%

Internet & Catalog Retail
487	Amazon.com, Inc. *	185,138
2,100	Rakuten, Inc.	34,965
65	The Priceline Group, Inc. *	80,436
		300,539	1.30%
Internet Software & Services
832	Baidu, Inc. ADR *	169,520
700	Dena Co., Ltd.	8,367
1,380	eBay, Inc. *	79,916
1,894	Facebook, Inc., Class A *	149,569
380	Google Inc., Class C *	212,192
236	Google, Inc. Class-A	132,781
171	LinkedIn Corp. *	45,691
1,340	Yahoo, Inc. *	59,362
8,700	Yahoo Japan Corp.	34,977
		892,375	3.85%
Leisure Equipment & Products
173	Hasbro, Inc.	10,780
324	Mattel, Inc.	8,528
		19,308	0.08%
Life Insurance
11,500	Ping An Insurance (Group) Co.	127,911	0.55%

Life Sciences Tools & Services
218	Illumina, Inc. *	42,610
82	Parexel International Corp. *	5,286
441	Sysmex Corp. ADR	11,841
483	Thermo Fisher Scientific, Inc.	62,790
		122,527	0.53%
Machinery
748	Caterpillar, Inc.	62,009
268	Cummins, Inc.	38,118
400	Fanuc	76,713
300	Glory ord Shs At Xtk	8,074
600	Hino Motors, Ltd.	9,137
1,000	IHI Corp.	4,656
244	Illinois Tool Works, Inc.	24,122
513	Kawasaki Heavy Industries, Ltd. ADR	9,747
1,000	Komatsu, Ltd.	20,808
2,000	Kubota Corp. ADR	32,506
5,000	Mitsubishi Heavy Industries, Ltd.	27,696
6,000	Mitsui Enginerring A	10,481
415	NSK, Ltd. ADR	11,562
621	Paccar, Inc.	39,775
173	Parker-Hannifin Corp.	21,225
300	Scania AB	8,388
		405,017	1.75%
Measurement Instruments
1,485	SMS Corp. ADR (Japan)	20,597	0.09%

Media
354	CBS Corp.	20,921
126	Charter Communications, Inc. *	22,756
2,229	Comcast Corp.	132,358
200	Dentsu, Inc.	8,709
415	DirecTV *	36,769
162	Dish Network Corp. Class-A *	12,156
700	Fuji Media Holdings	9,900
612	Gannett Co., Inc.	21,665
542	Omnicom Group, Inc.	43,111
8	ProSiebenSat.1 Media AG	97
5,985	Sirius XM Holdings, Inc. *	23,282
1,993	The Walt Disney Co.	207,431
242	Time Warner Cable, Inc.	37,280
400	Toho Co., Ltd.	9,712
600	TV Asahi Holdings Or	9,263
1,165	Twenty-First Century Fox Class-A	40,775
238	Viacom, Inc. Class-B	16,646
		652,831	2.81%
Metals & Mining
2,486	Alcoa, Inc.	36,768
60	Compass Minerals International, Inc.	5,440
5,535	Kobe Steel, Ltd.	10,918
3,000	Mitsubishi Materials	10,331
1,017	Newmont Mining Corp.	26,778
6,800	Nippon Light Metal H	10,287
1,619	Nippon Steel & Sumitomo Metal	43,373
737	Nucor Corp.	34,661
164	Royal Gold, Inc.	11,825
		190,381	0.82%
Mortgage Finance
838	Starwood Property Trust, Inc.	20,447	0.09%

Multi-Utilities
202	Centerpoint Energy, Inc.	4,200
263	CMS Energy Corp.	9,239
230	Nisource, Inc. Holding Co.	9,869
272	Teco Energy, Inc.	5,339
		28,647	0.12%
Multiline Retail
100	Don Quijote Holdings	7,765
700	J. Front Retailing Or	10,028
354	Macys, Inc.	22,557
1,000	Takashimaya Ord Shs	9,345
		49,695	0.21%
Oil, Gas & Consumable Fuels
182	Anadarko Petroleum Corp.	15,330
609	Cheniere Energy, Inc. *	49,104
534	Consol Energy, Inc.	17,195
134	Continental Resources, Inc.	5,961
714	EOG Recourses, Inc.	64,060
343	Inpex Corp.	4,067
409	Murphy Oil Corp. Holdings	20,814
33,636	Rosneft OJSC	145,307
7,000	Showa Denko Ord Shs	9,420
1,000	Showa Shell Sekiyu	9,579
642	Southwestern Energy Co. *	16,101
93	SM Energy Co.	4,512
56	Western Refining, Inc.	2,638
720	Williams Companies	35,309
53	World Fuel Services Corp.	2,902
		402,299	1.73%
Packaged Foods
40,000	Want Want China Holding, Ltd.	44,104	0.19%

Paper & Forest Products
2,100	Hokuetsu Kishu Paper	10,444	0.05%

Personal Products
900	Kao Ord Shs At Xtks	40,246
277	Lauder Estee Co.	22,899
600	Nippon Paper Industries	10,446
200	Shiseido Co., Ltd.	3,500
		77,091	0.33%
Pharmaceuticals
1,476	Abbvie, Inc.	89,298
303	Actavis, Inc. *	88,282
356	Allergan, Inc.	82,855
3,200	Astellas Pharma, Inc.	50,846
300	Chugai Pharmaceutical Co., Ltd.	9,140
700	Daiichi Sankyo Co., Ltd. ADR	10,983
60	Eisai Co., Ltd.	3,136
200	Eisai Co., Ltd.	10,435
20	Jazz Pharmaceuticals, Plc. *	3,402
630	Mitsubishi Tanabe Pharma Corp.	10,628
403	Mylan, Inc. *	23,032
280	Otsuka Holdings Co., Ltd. ADR	4,193
100	Santen Pharmaceutical Co., Ltd.	6,695
300	Shionogi Ord Shs At	8,814
100	Taisho Pharmaceutical Holding	6,804
105	Takeda Pharmaceutical Co., Ltd. ADR	2,696
3,059	Teva Pharmaceutical Industries, Ltd. ADR	174,424
189	Theravance	3,413
619	Zoetis, Inc.	28,561
		617,637	2.66%
Real Estate Management & Developers
115	Daiwa House Industires, Ltd.	2,261
412	Daiwa House Industires, Ltd. ADR	8,125
1,000	Mitsubishi Estate Co., Ltd.	23,349
1,000	Mitsui Fudosan Co., Ltd.	27,470
		61,205	0.26%
Road & Rail
181	East Japan Railway Co. ADR	2,532
2,000	Hankyu Hanshin Holdings, Inc.	12,655
62	Hunt (J.B.) Transport Services	5,301
1,000	Keikyu Corp.	8,133
2,000	Kintetsu Corp.	7,757
1,000	Odakyu Electric Railway Co.	10,423
777	Union Pacific Corp.	93,442
100	West Japan Railway Co.	5,697
		145,940	0.63%
Semiconductor Manufacturing
564	Tokyo Electron, Ltd. ADR	10,688	0.05%

Semiconductors & Semiconductor Equipment
303	Altera Corp.	11,214
237	First Solar, Inc. *	14,160
133	Lam Research Corp.	10,967
245	Linear Technology Corp.	11,806
1,115	Micron Technology, Inc. *	34,197
1,000	Nippon Express Ord S	5,592
1,300	Renesas Electronics Corp. *	9,508
100	Rohm Ord Shs At Xtks	6,444
180	Skyworks Solutions, Inc.	15,795
16,591	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	406,977
235	Xilinx, Inc.	9,957
		536,617	2.31%
Services-Business Services, NEC
26	Zillow, Inc. Class-A *	2,983	0.01%

Software
502	Adobe Systems, Inc. *	39,708
133	Aspen Technology, Inc. *	5,134
647	CA, Inc.	21,040
252	Electronic Arts, Inc. *	14,409
467	Intuit, Inc.	45,593
845	Nintendo Co., Ltd. ADR	11,273
3,890	Oracle Corp.	170,460
786	Salesforce.com, Inc. *	54,533
73	Service Now, Inc. *	5,567
76	Solarwinds, Inc. *	3,856
64	SS&C Technologies Holdings, Inc.	3,884
		375,457	1.62%
Specialty Retail
72	Autozone, Inc. *	46,273
302	Best Buy, Inc.	11,506
100	Fast Retailing Co.	38,725
504	Gap, Inc.	20,966
1,167	Lowe's Cos., Inc.	86,463
100	Nitori Holdings Co., Ltd.	6,620
135	O'Reilly Automotive, Inc. *	28,098
1,343	The Home Depot, Inc.	154,109
626	TJX Cos., Inc..	42,969
		435,729	1.88%
Technology Hardware, Storage & Peripherals
5,749	Apple, Inc.	738,517
76	Canon, Inc.	2,471
130	Electronics for Imaging, Inc. *	5,278
2,710	EMC Corp.	78,427
400	Eizo Ord Shs At Xtks	9,004
151	Fujifilm Holdings Corp. ADR	5,202
900	Konica Minolta, Inc.	9,177
1,008	Ricoh, Ltd. ADR	10,035
200	Seiko Epson Corp.	7,347
		865,458	3.73%
Telecom Carriers
8,300	Advanced Info Services Co.	59,762
4,057	Vodacm Group, Ltd.	47,247
		107,009	0.46%
Textile & Textile Products
117	Toray Industries ADR	9,705	0.04%

Textiles, Apparel & Luxury Goods
400	Asics Corp.	10,465
296	Coach, Inc.	12,891
752	Nike, Inc. Class-B	73,034
333	V.F. Corp.	25,528
		121,918	0.53%
Thrifts & Mortgage Finance
2,073	Hudson City Bancorp, Inc.	20,232
175	Radian Group, Inc.	2,767
		22,999	0.10%
Tobacco
2,612	Altria Group, Inc.	147,029
960	Philip Morris International, Inc.	79,642
		226,671	0.98%
Trading Companies & Distributors
202	ITOCHU Corp. ADR	4,530
77	Gatx Corp.	4,793
700	Kuroda Electric Ord	10,678
179	Marubeni Corp.	11,030
120	Mitsubishi Corp.	2,398
7	Mitsui & Co., Ltd.	1,942
85	W.W. Grainger, Inc.	20,137
33	WESCO International, Inc. *	2,291
		57,799	0.25%
Water Utilities
383	American Water Works Co.	20,712	0.09%

Wireless Telecommunication Services
24,200	Axiata Group Berhad	48,075
1,500	Softbank Corp.	92,364
200	Softbank Corp. ADR	6,156
658	T-Mobile Us, Inc. *	21,734
		168,329	0.73%
Women's, Misses', Children's & Infants' Undergarments
200	Wacoal Holdings Corp. ADR	10,590	0.05%

	Total for Common Stock (Cost - $13,514,625)	14,558,246	62.73%

Exchange Traded Fund
5,713	iShares 7-10 Year Treasury Bond	614,947
1,587	iShares Agency Bond	181,696
991	iShares Barclays Bond 10-20 Yr Treasury Bond	136,302
5,702	iShares Barclays Bond 20+ Yr Treasury Bond	738,580
19,434	iShares Barclays Bond 3-7 Yr Treasury Bond	2,396,795
3	iShares Canadian Value Index	58
127	iShares China Large-Cap ETF	5,558
6,667	iShares MSCI Brazil Capped ETF	235,878
123	iShares MSCI Canada ETF	3,446
1,236	iShares MSCI Chile Capped ETF	51,059
27,981	iShares MSCI India ETF	936,524
5,839	iShares MSCI Indonesia ETF	161,040
53	iShares MSCI Malaysia ETF	719
828	iShares MSCI Mexico Capped ETF	49,854
2	iShares MSCI Philippines ETF	84
15,317	iShares MSCI Russia Capped ETF	209,077
4,167	iShares MSCI South Korea Capped ETF	235,977
7,185	iShares MSCI Taiwan ETF	114,960
2,616	iShares MSCI UAE Capped ETF	50,881
36,560	Nomura topix ETF	476,710
8	Satrix 40 Index Fund ETF	32
410	Vanguard FTSE Europe ETF	22,915
27	Vanguard Growth ETF	2,949
13,929	Vanguard Long-Term Coporate Bond ETF	1,312,669
1	Vanguard Mega Cap Value ETF	62

	Total for Exchange Traded Funds (Cost - $7,835,706)	7,938,772	34.21%

Real Estate Investment Trusts
298	American Homes 4 Rent	4,974
502	American Tower Corp.	49,768
424	Annaly Capital Management, Inc.	4,503
539	Apartment Investment & Management Co.	20,309
66	Befimmo Sca	4,770
271	Camden Property Trust	19,726
127	Corporate Office Properties Trust	3,734
547	Corrections Corporation of America	21,820
274	Crown Castle International Corp.	23,649
2	Daiwa Office Investment	11,434
261	Diamondrock Hospitality Co.	3,779
289	Digital Realty Trust, Inc.	19,184
649	Equity Residential	49,992
863	General Growth Properties, Inc.	25,036
9	Glp J-Reit Reit At X	9,854
75	Home Properties, Inc.	5,008
8	Japan Excellent REIT	10,478
3	Japan Prime Realty I	10,770
2	Japan Real Estate Investment	9,963
2	Kenedix Office Investment Co.	11,384
152	Lasalle Hotel Properties	5,916
634	MFA Financial, Inc.	5,047
4	Mid REIT At Xtks	10,097
277	Mid-America Apartment Communities, Inc.	20,074
2	Nomura Real Estate R	11,635
522	Omega Healthcare Investors, Inc.	20,911
7	Orix Jreit REIT At X	10,017
2	Premier Investment R	11,133
109	Realty Income Corp.	5,457
349	Simon Property Group, Inc.	66,436
37	Sovran Self Storage, Inc.	3,405
211	Sunstone Hotel Investors, Inc.	3,682

	Total for Real Estate Investment Trusts (Cost - $468,100)	493,945	2.13%

MONEY MARKET FUNDS
220,782	Aim Short Term Invts Tr Treasury 0.01% ** (Cost - $220,782)	220,782	0.95%

	Total Investments (Cost - $22,039,212)	23,211,745	100.02%

	Other Assets Less Liabilities	(5,626)	-0.02%

	Net Assets	23,206,119	100.00%

*Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at February 28, 2015.
ADR - American Depositary Receipt.
ADS - American Depositary Shares.

NOTES TO FINANCIAL STATEMENTS
CCA Aggressive Return Fund
1. SECURITY TRANSACTIONS

At February 28, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $22,039,212 amounted to $1,172,550, which consisted of aggregate gross unrealized appreciation of $1,510,873 and aggregate gross unrealized depreciation of $338,323.

2. SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation method.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, Including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of February 28, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$14,558,246	$0	$0	$14,558,246
Real Estate Investment Trust	$493,945	$0	$0	$493,945
Exchange Traded Funds	$7,938,772	$0	$0	$7,938,772
Cash Equivalents	$220,782	$0	$0	$220,782
Total	$23,211,745	$0	$0	$23,211,745

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CCA Investments Trust

By /s/Adam Checchi

* Adam Checchi

   President and Principal Executive Officer

Date:  April 22, 2015

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Adam Checchi

* Adam Checchi

   President and Principal Executive Officer

Date:  April 22, 2015

By /s/Wes Gallup

* Wes Gallup

Treasurer and Principal Financial Officer

Date:  April 22, 2015